ACQUISITION OF SUBSIDIARIES - Amounts recognised at acquisition date - Parenthetical (Details)	Dec. 06, 2024 Share
Motif Labs Ltd. (“Motif”)
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable (in shares)	7,562,447